Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 5,744,166	$ 3,917,837
Long term debt, current	485,069	257,501
Liabilities, current	1,165,229	573,250
Long term debt, non current	2,878,805	2,151,095
Total liabilities	4,520,647	3,102,142
Prior Period Adjustment [Member] | Accounting Standards Update 2015-03 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	(61,500)	(27,400)
Non current assets	(61,500)	(27,400)
Long term debt, current	(1,200)	(500)
Liabilities, current	(1,200)	(500)
Long term debt, non current	(60,300)	(26,900)
Total liabilities	$ (61,500)	$ (27,400)